Balance Sheets (Parenthetical) - $ / shares	Jun. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Ci2i Services, Inc [Member]
Preferred stock, par value
Preferred stock, shares authorized	40,000,000	40,000,000	40,000,000
Preferred stock, shares issued	1,494,042
Preferred stock, shares outstanding	1,494,042
Common stock, no par value
Common stock, shares authorized	60,000,000	60,000,000
Common stock, shares issued	15,162,561	15,162,561
Common stock, shares outstanding	15,162,561	15,162,561
Ci2i Services, Inc [Member] | Series A Preferred Stock [Member]
Preferred stock, par value
Preferred stock, shares authorized	5,000,000	5,000,000	5,000,000
Preferred stock, shares issued	1,494,042	1,494,042	1,494,042
Preferred stock, shares outstanding	1,494,042	1,494,042	1,494,042
Omnim2m, Inc [Member]
Preferred stock, par value	$ 0.00001	$ 0.00001	$ 0.00001
Preferred stock, shares authorized	1,500,000	1,500,000	1,500,000
Preferred stock, shares issued	403,386	395,549	395,549
Preferred stock, shares outstanding	403,386	395,549	395,549
Common stock, no par value	$ 0.00001	$ 0.00001	$ 0.00001
Common stock, shares authorized	98,500,000	98,500,000	98,500,000
Common stock, shares issued	1,080,270	1,080,270	1,080,270
Common stock, shares outstanding	1,080,270	1,080,270	1,080,270